SHARE CAPITAL	12 Months Ended
Jan. 31, 2023
Equity [Abstract]
SHARE CAPITAL [Text Block]

14. SHARE CAPITAL

Share capital consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company's shareholders' meetings.

A summary of the Company's share capital is as follows:

	Number of shares	Common stock
	#	$
Balance, January 31, 2021	117,057,860	103,636,830
Shares issued - Phantom Farm warrants exercises (1)	456,100	533,326
Shares issued - EFF commitment (2)	19,774	21,787
Shares issued - Guaranteed warrants (3)	1,214,080	-
Shares issued - Settlement of Earn out shares (4)	1,300,000	677,939
Share-based compensation	-	366,469
Balance, January 31, 2022	120,047,814	105,236,351
Share-based compensation	-	209,441
Balance, January 31, 2023	120,047,814	105,445,792

(1) On February 4, 2021 the Company issued 456,100 shares upon the exercise of Phantom Farm warrants.

(2) On April 5, 2021, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

(3) On June 17, 2021, the Company issued 1,214,080 common shares pursuant to the cashless exercise of 4,160,000 warrants.

(4) On January 24, 2022, the Company issued 1,300,000 common shares for the settlement of Phantom earn out shares.

a) Commitment to issue shares

In connection with the acquisition of EFF on June 13, 2018, the Company issued a promissory note payable to deliver 1,977,500 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at January 31, 2023 shares issued pursuant to this commitment total 1,184,407 shares.

b) Warrants

A summary of the Company's warrant activity is as follows:

	Warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2021	11,894,746	1.32	1.96
Exercised	(4,616,100)	1.05
Expired	(4,038,646)	1.73
Balance, January 31, 2022	3,240,000	1.18	2.10
Balance, January 31, 2023	3,240,000	1.18	1.10

A summary of the Company's outstanding and exercisable warrants at January 31, 2023, is as follows:

Expiry date	Exercise price	Number of warrants
	C$	#
December 31, 2023	1.00	632,400
January 30, 2024	1.00	1,407,600
May 24, 2024	1.50	1,200,000
		3,240,000

As at January 31, 2023 and 2022, outstanding and exercisable warrants had intrinsic values of $nil and $nil, respectively.

On February 4, 2021, 456,100 warrants with an exercise price of $1.17 (C$1.50) were exercised to purchase 456,100 common shares of the Company for proceeds of $533,326. Of the warrants exercised, 426,100 were exercised by a Director of the Company. On the same date, 1,243,900 warrants expired unexercised.

On June 17, 2021, 4,160,000 warrants were exercised on a cashless basis for 1,214,080 common shares of the Company.

c) Stock options

The Company is authorized to grant options to executive officers and directors, employees, and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

A summary of the Company's stock option activity is as follows:

	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2021	6,965,000	1.22	2.05
Expired	(1,350,000)	2.80
Balance, January 31, 2022	5,615,000	0.84	1.45
Granted	600,000	0.70
Expired	(1,405,000)	1.25
Balance, January 31, 2023	4,810,000	0.75	0.86

A summary of the Company's stock options outstanding and exercisable at January 31, 2023, is as follows:

Expiry date	Exercise price	Outstanding	Exercisable
	C$	#	#
August 17, 2023	0.70	3,560,000	3,560,000
January 28, 2024	1.50	150,000	150,000
October 9, 2024	1.00	500,000	500,000
February 10, 2025	0.70	600,000	199,998
		4,810,000	4,409,998

As at January 31, 2023 and 2022, outstanding and exercisable stock options had intrinsic values of $nil and $nil, respectively.

During the year ended January 31, 2023, the Company recorded a share-based compensation expense of $209,441 (2022 - $366,469). A summary of the Company's assumptions used in the Black-Scholes option pricing model for stock options granted during the years ended January 31, 2023 and 2022, is as follows:

	2023	2022
Stock price	C$0.61
Exercise price	C$0.70
Risk-free rate	1.60%	-
Expected life of options	3 years	-
Annualized volatility	80%	-
Dividend rate	0%	-

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. The expected term used for options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the "simplified" method to develop an estimate of the expected term of "plain vanilla" employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.